WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		October 04, 2012


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: $501,992

List of Other Included Managers: NONE

	FORM 13F INFORMATION TABLE

Name of Issuer				Title of class	CUSIP		Value		SHRS		Investment Discretion 	Other Manager 	Voting Authority

AIR PRODUCTS & CHEMICALS INC		COM		9158106		1266		15319		SOLE					SOLE
AMERICAN EXPRESS CO			COM		25816109	27473		483310		SOLE					SOLE
APPLE INC				COM		37833100	38262		57360		SOLE					SOLE
AVIS BUDGET GROUP INC			COM		53774105	503		32700		SOLE					SOLE
BANK OF AMERICA CORP			COM		60505104	1040		118000		SOLE					SOLE
BEAZER HOMES USA INC			COM		07556Q105	888		250000		SOLE					SOLE
CH ROBINSON WORLDWIDE INC		COM		12541W209   	279		4771		SOLE					SOLE
CISCO SYSTEMS INC			COM		17275R102	630		33000		SOLE					SOLE
CITIGROUP INC				COM NEW		172967424	1037		31720		SOLE					SOLE
DR HORTON INC				COM		23331A109	948		46000		SOLE					SOLE
EBAY INC				COM		278642103	7173		148250		SOLE					SOLE
EMC CORP/MA				COM		278642103	27948		1024687		SOLE					SOLE
FACEBOOK INC				CL A		30303M102	866		40000		SOLE					SOLE
FIDELITY NATIONAL FINANCIAL INC		CL A		31620R105	699		32700		SOLE					SOLE
FIFTH THIRD BANCORP			COM		316773100	29792		1921481		SOLE					SOLE
FIRST NIAGARA FINANCIAL GROUP INC	COM		33582V108	24491		3036750		SOLE					SOLE
FIRST SOLAR INC				COM		336433107	686		31000		SOLE					SOLE
GENERAL ELECTRIC CO			COM		369604103	522		23000		SOLE					SOLE
GENERAL MOTORS				COM		37045V100	4591		201800		SOLE					SOLE
GENWORTH FINANCIAL INC			COM CL A	37247D106	522		100000		SOLE					SOLE
GOOGLE INC				CL A		38259P508	65998		87472		SOLE					SOLE
HJ HEINZ CO				COM		423074103	2013		36000		SOLE					SOLE
HYATT HOTELS CORP			COM CL A	448579102	1605		40000		SOLE					SOLE
INTEL CORP				COM		458140100	25962		1146011		SOLE					SOLE
LOWE'S COS INC				COM		548661107	22307		737435		SOLE					SOLE
MICROSOFT CORP				COM		594918104	34381		1155499		SOLE					SOLE
ORACLE CORP				COM		68389X105	28654		910683		SOLE					SOLE
PEPSICO INC				COM		713448108	26256		371118		SOLE					SOLE
PFIZER INC				COM		717081103	30486		1227072		SOLE					SOLE
REPUBLIC SERVICES INC			COM		760759100	252		9193		SOLE					SOLE
REYNOLDS AMERICAN INC			COM		761713106	406		9391		SOLE					SOLE
SCHLUMBERGER LTD			COM		806857108	24352		336843		SOLE					SOLE
SINA CORP/CHINA				ORD		G81477104	847		13100		SOLE					SOLE
STAPLES INC				COM		855030102	518		45000		SOLE					SOLE
TIME WARNER CABLE INC			COM		88732J207	247		2601		SOLE					SOLE
TIME WARNER INC				COM		88732J207	30284		668009		SOLE					SOLE
VALERO ENERGY CORP			COM		91913Y100	538		17000		SOLE					SOLE
VARIAN MEDICAL SYSTEMS INC		COM		92220P105	27057		448721		SOLE					SOLE
WELLS FARGO & CO			COM		949746101	10193		295000		SOLE					SOLE

